Administration expenses (Tables)	12 Months Ended
Dec. 31, 2021
Administration Expenses
Schedule of administration expenses

	2021	2020	2019
	€’000	€’000	€’000
Wages and salaries	2,970	122	—
Depreciation and amortization	351	—	—
Professional fees	1,397	2,742	—
Consulting fees	1,085	183	—
Other expenses	1,889	303	2
Administration expenses	7,692	3,350	2